VELA FUNDS

	Class A	Class I
VELA Large Cap Plus Fund (formerly known as the VELA Large Cap 130/30 Fund)	VELAX	VELIX

Incorporated herein by reference is the definitive version of the Prospectus supplement for the VELA Large Cap Plus Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on March 31, 2021 (SEC Accession No. 0001398344-21-007472).